Fees Summary $ in Thousands	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $3,025,000.
Narrative - Max Aggregate Offering Price	$ 3,025
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A